Effects on Initial Application of IFRS 9 and Information for the Year Ended December 31, 2017 in Conformity With IAS 39 - Summary of Carrying Amount of Financial Assets Transferred (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)
Disclosure of financial assets [Line Items]
Measured at fair value through other comprehensive income	$ 121,808		$ 174,357
Measured at amortized cost	237,420		268,271
Financial assets	9,642,833		9,932,223
Retained earnings	$ 4,651,215	$ 155,507	$ 3,602,663
Financial assets at fair value, class [member]
Disclosure of financial assets [Line Items]
Measured at fair value through profit or loss				$ 493
Measured at fair value through other comprehensive income				50,801
Financial assets				51,294
Impairment loss adjustment [member]
Disclosure of financial assets [Line Items]
Measured at fair value through other comprehensive income				28,584
Financial assets				28,584
IAS 39 [member]
Disclosure of financial assets [Line Items]
Measured at cost				20,890
Other financial assets				70,241
Financial assets				91,131
IFRS 9 [member]
Disclosure of financial assets [Line Items]
Measured at fair value through profit or loss				11,433
Measured at fair value through other comprehensive income				89,335
Measured at amortized cost				70,241
Financial assets				171,009
Transferred into and measured at fair value through profit or loss [member]
Disclosure of financial assets [Line Items]
Measured at cost				(10,940)
Measured at fair value through profit or loss				10,940
Transferred into and measured at fair value through other comprehensive income [member]
Disclosure of financial assets [Line Items]
Measured at cost				(9,950)
Measured at fair value through other comprehensive income				9,950
Transfer into and measured at amortized cost [member]
Disclosure of financial assets [Line Items]
Other financial assets				(70,241)
Measured at amortized cost				70,241
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings				(1,940)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [Line Items]
Retained earnings				493
Other equity interest				79,385
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Impairment loss adjustment [member]
Disclosure of financial assets [Line Items]
Retained earnings				28,584
Other equity interest				(28,584)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Income tax adjustment [member]
Disclosure of financial assets [Line Items]
Other equity interest				(8,636)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 9 [member]
Disclosure of financial assets [Line Items]
Retained earnings				29,077
Other equity interest				$ 42,165